Note 25 - Share-based Payments - Outstanding Options (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Options outstanding at January 1	141,736,000	141,328,000	135,221,000
Options issued during the period	22,000	24,593,000	19,899,000
Options exercised during the period	(5,730,000)	(7,849,000)	(9,988,000)
Options forfeited during the period	(8,763,000)	(16,336,000)	(3,804,000)
Options outstanding at the end of the year	127,265,000	141,736,000	141,328,000